Operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Infrastructure and data processing costs	$ (428,909)	$ (361,208)	$ (276,504)
Credit analysis and collection costs	(147,858)	(130,609)	(94,012)
Customer services	(98,957)	(88,357)	(83,997)
Salaries and associated benefits	(442,473)	(394,031)	(339,208)
Credit and debit card issuance costs	(75,056)	(82,533)	(56,863)
Share-based compensation (note 10)	(372,669)	(255,614)	(286,450)
Specialized services expenses	(77,231)	(61,404)	(39,842)
Other personnel costs	(77,058)	(64,224)	(51,472)
Depreciation and amortization	(77,128)	(62,895)	(35,581)
Branding and advertising	(216,702)	(138,656)	(136,142)
Taxes on financial income (i)	(341,990)	(229,726)	(120,399)
Others	(101,680)	(82,568)	(95,848)
Operating expense, gross			(1,616,318)
Share-based compensation - contingent share award termination (10b)			(355,573)
Total	(2,457,711)	(1,951,825)	(1,971,891)
Customer Support And Operations [Member]
IfrsStatementLineItems [Line Items]
Infrastructure and data processing costs	(233,845)	(186,651)	(132,163)
Credit analysis and collection costs	(111,864)	(89,293)	(54,239)
Customer services	(92,615)	(80,866)	(74,438)
Salaries and associated benefits	(74,253)	(72,478)	(48,661)
Credit and debit card issuance costs	(31,403)	(27,137)	(13,174)
Share-based compensation (note 10)	(12,055)	(2,770)
Specialized services expenses
Other personnel costs	(21,018)	(15,675)	(8,553)
Depreciation and amortization	(27,485)	(13,072)	(3,965)
Branding and advertising
Taxes on financial income (i)
Others	(105)	(140)	(170)
Operating expense, gross			(335,363)
Share-based compensation - contingent share award termination (10b)
Total	(604,643)	(488,082)	(335,363)
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
Infrastructure and data processing costs	(195,064)	(174,557)	(144,341)
Credit analysis and collection costs	(35,994)	(41,316)	(39,773)
Customer services	(6,342)	(7,491)	(9,559)
Salaries and associated benefits	(349,910)	(300,559)	(275,117)
Credit and debit card issuance costs	(43,653)	(55,396)	(43,689)
Share-based compensation (note 10)	(351,431)	(251,769)	(286,450)
Specialized services expenses	(77,231)	(61,404)	(39,842)
Other personnel costs	(53,839)	(46,251)	(41,494)
Depreciation and amortization	(49,643)	(49,823)	(31,616)
Branding and advertising
Taxes on financial income (i)
Others	(92,979)	(53,724)	(65,813)
Operating expense, gross			(977,694)
Share-based compensation - contingent share award termination (10b)			(355,573)
Total	(1,256,086)	(1,042,290)	(1,333,267)
Marketing [Member]
IfrsStatementLineItems [Line Items]
Infrastructure and data processing costs
Credit analysis and collection costs
Customer services
Salaries and associated benefits	(18,310)	(20,994)	(15,430)
Credit and debit card issuance costs
Share-based compensation (note 10)	(9,183)	(1,075)
Specialized services expenses
Other personnel costs	(2,201)	(2,298)	(1,425)
Depreciation and amortization
Branding and advertising	(216,702)	(138,656)	(136,142)
Taxes on financial income (i)
Others		(7,999)
Operating expense, gross			(152,997)
Share-based compensation - contingent share award termination (10b)
Total	(246,396)	(171,022)	(152,997)
Other Income Expenses [Member]
IfrsStatementLineItems [Line Items]
Infrastructure and data processing costs
Credit analysis and collection costs
Customer services
Salaries and associated benefits
Credit and debit card issuance costs
Share-based compensation (note 10)
Specialized services expenses
Other personnel costs
Depreciation and amortization
Branding and advertising
Taxes on financial income (i)	(341,990)	(229,726)	(120,399)
Others	(8,596)	(20,705)	(29,865)
Operating expense, gross			(150,264)
Share-based compensation - contingent share award termination (10b)
Total	$ (350,586)	$ (250,431)	$ (150,264)